Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of August 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.6%)
Communication Services (6.3%)
*	Alphabet Inc. Class A	29,762,317	4,052,735
*	Meta Platforms Inc. Class A	6,558,476	1,940,587
	Electronic Arts Inc.	5,075,318	608,937
			6,602,259
Consumer Discretionary (8.1%)
*	Amazon.com Inc.	23,947,440	3,304,986
	McDonald's Corp.	3,877,061	1,090,036
	Home Depot Inc.	2,893,602	955,757
	Starbucks Corp.	8,557,558	833,848
	TJX Cos. Inc.	8,731,223	807,463
	Lennar Corp. Class A	3,508,296	417,803
*	Airbnb Inc. Class A	3,067,160	403,485
	DR Horton Inc.	2,757,635	328,214
*	Coupang Inc. Class A	16,952,718	321,763
			8,463,355
Consumer Staples (4.1%)
	Procter & Gamble Co.	8,881,380	1,370,752
	Sysco Corp.	13,973,406	973,248
	Unilever plc	13,098,368	668,924
	Pernod Ricard SA	3,376,505	662,651
	Coca-Cola Co.	9,361,932	560,125
			4,235,700
Energy (4.1%)
	Shell plc	45,299,149	1,403,123
	ConocoPhillips	8,730,511	1,039,193
	Cenovus Energy Inc.	20,698,099	412,513
	Pioneer Natural Resources Co.	1,222,104	290,775
	Diamondback Energy Inc.	1,902,075	288,697
	EQT Corp.	4,849,314	209,588
	EOG Resources Inc.	1,590,898	204,621
	Coterra Energy Inc.	7,105,791	200,312
	Chesapeake Energy Corp.	1,923,616	169,682
	Phillips 66	941,335	107,463
			4,325,967
Financials (7.8%)
	Progressive Corp.	12,254,923	1,635,665
	JPMorgan Chase & Co.	7,131,871	1,043,607
	S&P Global Inc.	2,431,692	950,451
	Morgan Stanley	10,790,122	918,779
	Global Payments Inc.	5,656,002	716,559

		Shares	Market Value ($000)
	BlackRock Inc.	989,401	693,115
	Mastercard Inc. Class A	1,247,781	514,884
	Visa Inc. Class A	2,004,014	492,346
	Intercontinental Exchange Inc.	3,015,802	355,834
	American Express Co.	1,971,157	311,423
	Goldman Sachs Group Inc.	673,376	220,672
	Everest Group Ltd.	594,117	214,286
	Charles Schwab Corp.	1,660,009	98,190
			8,165,811
Health Care (11.0%)
	UnitedHealth Group Inc.	3,224,070	1,536,527
	Danaher Corp.	4,456,256	1,180,908
	AstraZeneca plc ADR	17,071,080	1,157,761
	Humana Inc.	2,484,708	1,147,016
	HCA Healthcare Inc.	4,002,638	1,109,931
	Novartis AG (Registered)	9,199,605	925,864
	Becton Dickinson & Co.	3,286,385	918,380
	Merck & Co. Inc.	8,411,659	916,703
	Pfizer Inc.	25,449,321	900,397
	Elevance Health Inc.	1,551,784	685,904
	Zoetis Inc. Class A	2,277,974	433,977
	Daiichi Sankyo Co. Ltd.	12,146,285	357,752
*	Vertex Pharmaceuticals Inc.	696,230	242,525
			11,513,645
Industrials (6.3%)
	RTX Corp.	10,933,442	940,713
	Honeywell International Inc.	4,981,889	936,296
	Fortive Corp.	10,636,541	838,691
	Illinois Tool Works Inc.	3,140,821	776,882
	Deere & Co.	1,813,650	745,301
	Parker-Hannifin Corp.	1,736,763	724,057
	Johnson Controls International plc	12,213,329	721,319
*	Uber Technologies Inc.	11,173,488	527,724
	Northrop Grumman Corp.	991,206	429,282
			6,640,265
Information Technology (13.5%)
	Microsoft Corp.	17,383,662	5,697,669
	Apple Inc.	16,682,145	3,134,075
	Texas Instruments Inc.	8,214,956	1,380,605
	Intel Corp.	23,336,139	820,032
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,900,113	739,214
*	Salesforce Inc.	3,277,747	725,890
	Accenture plc Class A	1,960,718	634,822
	KLA Corp.	731,382	367,059
*	Advanced Micro Devices Inc.	3,297,241	348,584
	Analog Devices Inc.	1,214,658	220,800
	Broadcom Inc.	77,313	71,351
			14,140,101
Materials (1.2%)
	Glencore plc	168,182,745	895,606
	Anglo American plc	15,096,917	401,453
			1,297,059
Real Estate (1.0%)
	Welltower Inc.	8,697,320	720,834
	VICI Properties Inc. Class A	8,830,111	272,320
			993,154

				Shares	Market Value ($000)
Utilities (2.2%)
	Exelon Corp.			25,205,039	1,011,226
	Duke Energy Corp.			10,870,572	965,307
	American Electric Power Co. Inc.			3,972,858	311,472
					2,288,005
Total Common Stocks (Cost $44,211,096)					68,665,321
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.6%)
U.S. Government Securities (7.7%)
	United States Treasury Note/Bond	0.625%	10/15/24	25,000	23,730
	United States Treasury Note/Bond	4.500%	11/30/24	195,000	193,172
	United States Treasury Note/Bond	4.250%	12/31/24	360,000	355,556
	United States Treasury Note/Bond	1.125%	1/15/25	155,000	146,741
	United States Treasury Note/Bond	4.125%	1/31/25	80,000	78,863
	United States Treasury Note/Bond	2.000%	2/15/25	190,065	181,750
	United States Treasury Note/Bond	1.125%	2/28/25	198,905	187,561
	United States Treasury Note/Bond	4.625%	2/28/25	27,000	26,810
	United States Treasury Note/Bond	1.750%	3/15/25	253,740	241,291
	United States Treasury Note/Bond	3.875%	3/31/25	175,000	171,828
	United States Treasury Note/Bond	2.625%	4/15/25	266,680	256,680
	United States Treasury Note/Bond	0.250%	5/31/25	511,720	471,502
	United States Treasury Note/Bond	4.250%	5/31/25	145,000	143,233
	United States Treasury Note/Bond	4.625%	6/30/25	165,000	164,098
	United States Treasury Note/Bond	0.250%	7/31/25	145,975	133,681
	United States Treasury Note/Bond	4.750%	7/31/25	140,000	139,628
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	58,554
	United States Treasury Note/Bond	3.125%	8/15/25	366,910	354,928
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	114,111
	United States Treasury Note/Bond	3.500%	9/15/25	5,480	5,337
	United States Treasury Note/Bond	0.375%	11/30/25	78,000	70,785
	United States Treasury Note/Bond	4.000%	12/15/25	65,000	63,944
	United States Treasury Note/Bond	0.375%	1/31/26	626,325	565,161
	United States Treasury Note/Bond	4.000%	2/15/26	120,000	118,088
	United States Treasury Note/Bond	1.625%	5/15/26	31,710	29,322
	United States Treasury Note/Bond	4.500%	7/15/26	2,120	2,116
	United States Treasury Note/Bond	0.750%	8/31/26	155,860	139,543
[1]	United States Treasury Note/Bond	0.875%	9/30/26	122,575	109,973
	United States Treasury Note/Bond	2.000%	11/15/26	17,430	16,139
	United States Treasury Note/Bond	2.500%	3/31/27	231,318	216,716
	United States Treasury Note/Bond	2.750%	4/30/27	136,291	128,646
	United States Treasury Note/Bond	2.750%	7/31/27	229,865	216,360
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	48,313
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	34,672
	United States Treasury Note/Bond	4.125%	10/31/27	195,000	193,202
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	22,558
	United States Treasury Note/Bond	3.875%	11/30/27	67,100	65,873
	United States Treasury Note/Bond	3.875%	12/31/27	83,242	81,720
	United States Treasury Note/Bond	4.000%	2/29/28	253,495	250,366
	United States Treasury Note/Bond	3.625%	5/31/28	12,367	12,029
	United States Treasury Note/Bond	4.000%	6/30/28	234,902	232,113
	United States Treasury Note/Bond	4.125%	7/31/28	438,624	436,088
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,209
	United States Treasury Note/Bond	4.000%	10/31/29	15,799	15,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.500%	4/30/30	8,526	8,174
	United States Treasury Note/Bond	3.750%	5/31/30	21,836	21,246
	United States Treasury Note/Bond	4.000%	7/31/30	13,960	13,792
	United States Treasury Note/Bond	3.875%	8/15/33	3,450	3,388
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,468
	United States Treasury Note/Bond	2.000%	11/15/41	367,375	256,933
	United States Treasury Note/Bond	2.375%	2/15/42	65,920	49,028
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	17,883
	United States Treasury Note/Bond	3.375%	8/15/42	230,915	200,355
	United States Treasury Note/Bond	4.000%	11/15/42	140,357	133,120
	United States Treasury Note/Bond	3.875%	2/15/43	165,359	153,836
	United States Treasury Note/Bond	3.875%	5/15/43	228,054	212,090
	United States Treasury Note/Bond	4.375%	8/15/43	26,000	25,931
	United States Treasury Note/Bond	3.000%	8/15/52	109	87
	United States Treasury Note/Bond	4.000%	11/15/52	13,049	12,592
	United States Treasury Note/Bond	3.625%	2/15/53	53,831	48,498
	United States Treasury Note/Bond	3.625%	5/15/53	360,208	324,807
	United States Treasury Note/Bond	4.125%	8/15/53	21,000	20,718
					8,033,520
Conventional Mortgage-Backed Securities (0.8%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	19,810	14,966
[2]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	766	783
[2,3]	UMBS Pool	2.000%	4/1/36–3/1/37	188,590	165,946
[2,3]	UMBS Pool	2.500%	9/1/27–4/1/38	24,262	21,437
[2,3]	UMBS Pool	3.000%	3/1/33–11/1/46	27,579	26,017
[2,3]	UMBS Pool	3.500%	11/1/45–6/1/46	50	45
[2,3]	UMBS Pool	5.000%	1/1/53–5/1/53	588,005	570,234
					799,428
Nonconventional Mortgage-Backed Securities (0.1%)
[2,3]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,438	3,130
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	1,056	1,011
[2,3]	Fannie Mae REMICS	2.000%	6/25/44	268	260
[2,3]	Fannie Mae REMICS	2.500%	8/25/46	10,990	8,552
[2,3]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	40,100	35,749
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	58,519	55,180
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	2,079	2,023
[2,3]	Freddie Mac REMICS	1.500%	10/15/42	5,127	4,429
[2,3]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	8,700	7,602
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	13,175	12,047
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	4,080	3,939
[2]	Ginnie Mae REMICS	1.700%	10/20/45	186	184
					134,106
Total U.S. Government and Agency Obligations (Cost $9,470,788)					8,967,054
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[2,4]	Aaset Trust Series 2019-1	3.844%	5/15/39	5,784	4,262
[2,4]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	2,770	2,729
[2,4]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	4,605	4,465
[2,4]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	43,270	38,154
[2,4]	American Tower Trust #1	5.490%	3/15/28	66,310	66,096
[2,4]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	1,468	1,379
[2,4]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	3,546	3,327
[2,4]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	22,481	16,908

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4,5]	BX Commercial Mortgage Trust Series 2021-VOLT, TSFR1M + 0.814%	6.125%	9/15/36	25,090	24,416
[2,4,5]	BX Trust Series 2021-ARIA, TSFR1M + 1.014%	6.324%	10/15/36	14,785	14,408
[2,4]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	18,326	16,297
[2,4]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	5,132	4,656
[2,4]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	36,873	32,381
[2,4]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	3,603	3,530
[2,4]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,675	12,706
[2,4]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,446	11,470
[2,4]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,616	19,397
[2,3,5]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	11.302%	10/25/28	2,080	2,213
[2,4]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	64,225	56,663
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	28,605	27,783
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,124
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,161
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	12,920
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	9,420	9,224
[2,4]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	33,300	29,313
[2,4]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	8,724	7,515
[2,4]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	9,906	7,895
[2,4,5]	Life Mortgage Trust Series 2021-BMR, TSFR1M + 0.814%	6.124%	3/15/38	9,147	8,965
[2,4]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	8,635	7,318
[2,4]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	3,168	2,808
[2,4]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	121,685	105,039
[2,4]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	8,638
[2,4]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	30,280	28,747
[2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	23,071	22,030
[2,4]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	17,245
[2,4]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	14,261	11,865
[2,4]	Start II Ltd. Series 2019-1	4.089%	3/15/44	9,315	8,291
[2,4]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,129	16,576
[2,4]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,385	29,170
[2,4]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,488	10,179
[2,4]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	29,505	26,599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	48,430	42,725
[2,4]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	34,995	34,842
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $924,729)					822,429
Corporate Bonds (21.6%)
Communications (1.1%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	24,709
	America Movil SAB de CV	6.125%	3/30/40	7,380	7,651
	AT&T Inc.	4.300%	12/15/42	35,590	28,840
	AT&T Inc.	3.650%	6/1/51	8,341	5,705
	Charter Communications Operating LLC	3.500%	3/1/42	20,797	13,575
	Comcast Corp.	3.400%	4/1/30	4,940	4,498
	Comcast Corp.	4.250%	1/15/33	42,890	40,258
	Comcast Corp.	4.200%	8/15/34	30,890	28,220
	Comcast Corp.	5.650%	6/15/35	4,725	4,891
	Comcast Corp.	4.400%	8/15/35	32,325	29,886
	Comcast Corp.	6.500%	11/15/35	945	1,045
	Comcast Corp.	3.969%	11/1/47	8,452	6,774
	Comcast Corp.	4.000%	3/1/48	12,180	9,790
	Comcast Corp.	3.999%	11/1/49	23,162	18,446
	Comcast Corp.	2.887%	11/1/51	56,240	35,937
	Comcast Corp.	2.450%	8/15/52	13,355	7,820
	Comcast Corp.	4.049%	11/1/52	10,339	8,266
	Comcast Corp.	5.350%	5/15/53	48,000	46,962
	Comcast Corp.	2.937%	11/1/56	210,578	130,843
	Comcast Corp.	2.987%	11/1/63	91,251	55,041
[4]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,437
[4]	Cox Communications Inc.	4.800%	2/1/35	30,000	26,896
	Discovery Communications LLC	4.125%	5/15/29	14,172	13,009
	Discovery Communications LLC	3.625%	5/15/30	20,000	17,553
	Discovery Communications LLC	5.300%	5/15/49	5,000	4,071
	Discovery Communications LLC	4.000%	9/15/55	29,815	19,426
	Meta Platforms Inc.	4.950%	5/15/33	49,450	49,167
	Meta Platforms Inc.	5.600%	5/15/53	30,075	30,177
	Meta Platforms Inc.	5.750%	5/15/63	15,440	15,571
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	5,537
[4]	NTT Finance Corp.	1.162%	4/3/26	44,235	39,884
[4]	NTT Finance Corp.	2.065%	4/3/31	12,995	10,586
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	19,905
	Orange SA	9.000%	3/1/31	20,280	24,588
[4]	Sprint Spectrum Co. LLC	4.738%	3/20/25	18,929	18,691
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	16,014
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	17,256
	T-Mobile USA Inc.	2.050%	2/15/28	29,985	26,178
	T-Mobile USA Inc.	3.875%	4/15/30	70,676	64,368
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	13,504
	T-Mobile USA Inc.	3.000%	2/15/41	4,885	3,444
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	23,311
	Verizon Communications Inc.	4.329%	9/21/28	14,919	14,284
	Verizon Communications Inc.	2.355%	3/15/32	64,265	50,824
	Verizon Communications Inc.	4.812%	3/15/39	24,854	22,560
	Walt Disney Co.	2.650%	1/13/31	7,914	6,776
	Walt Disney Co.	3.500%	5/13/40	50,260	40,261
	Walt Disney Co.	4.750%	9/15/44	2,358	2,156
	Walt Disney Co.	4.750%	11/15/46	14,000	12,704
	Walt Disney Co.	2.750%	9/1/49	16,835	10,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,767	9,155
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,854	4,463
					1,144,715
Consumer Discretionary (0.8%)
	Amazon.com Inc.	2.800%	8/22/24	9,035	8,811
	Amazon.com Inc.	3.600%	4/13/32	84,875	78,022
	Amazon.com Inc.	4.800%	12/5/34	37,370	37,500
	Amazon.com Inc.	4.950%	12/5/44	22,605	22,285
	Amazon.com Inc.	3.950%	4/13/52	17,395	14,508
	Amazon.com Inc.	4.250%	8/22/57	37,717	32,624
[2]	American Honda Finance Corp.	2.000%	3/24/28	19,250	16,842
[4]	BMW US Capital LLC	0.800%	4/1/24	12,590	12,232
[4]	BMW US Capital LLC	1.250%	8/12/26	28,900	25,875
[2]	Duke University	2.832%	10/1/55	25,700	16,969
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	57,012
[2]	Georgetown University	4.315%	4/1/49	5,405	4,619
[2]	Georgetown University	2.943%	4/1/50	9,430	6,217
	Georgetown University	5.115%	4/1/53	12,435	11,953
	Home Depot Inc.	3.900%	12/6/28	10,250	9,853
	Home Depot Inc.	2.700%	4/15/30	56	49
	Home Depot Inc.	3.250%	4/15/32	44,440	39,471
	Home Depot Inc.	4.500%	9/15/32	27,360	26,704
	Home Depot Inc.	3.300%	4/15/40	18,410	14,533
	Home Depot Inc.	4.400%	3/15/45	28,655	25,079
	Home Depot Inc.	4.250%	4/1/46	25,000	21,420
	Home Depot Inc.	4.500%	12/6/48	12,215	10,920
	Home Depot Inc.	3.125%	12/15/49	2,490	1,745
	Home Depot Inc.	2.375%	3/15/51	2,495	1,481
	Home Depot Inc.	2.750%	9/15/51	19,955	12,831
	Home Depot Inc.	3.625%	4/15/52	25,570	19,457
	Home Depot Inc.	4.950%	9/15/52	36,582	34,930
[4]	Hyundai Capital America	0.875%	6/14/24	49,225	47,324
[4]	Hyundai Capital America	1.650%	9/17/26	36,480	32,425
[2]	Johns Hopkins University	4.083%	7/1/53	7,805	6,656
[2]	Johns Hopkins University	2.813%	1/1/60	6,420	4,085
	Leland Stanford Junior University	6.875%	2/1/24	13,685	13,730
[2]	Leland Stanford Junior University	7.650%	6/15/26	29,000	30,789
	Lowe's Cos. Inc.	3.100%	5/3/27	8,700	8,100
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,255
	Lowe's Cos. Inc.	3.750%	4/1/32	7,464	6,689
[2]	McDonald's Corp.	3.250%	6/10/24	5,460	5,369
[2]	McDonald's Corp.	4.875%	7/15/40	10,000	9,274
[2]	Northeastern University	2.894%	10/1/50	6,995	4,620
	Thomas Jefferson University	3.847%	11/1/57	23,125	16,248
[2]	University of Chicago	2.761%	4/1/45	5,825	4,367
	University of Southern California	4.976%	10/1/53	22,830	22,362
	VF Corp.	2.800%	4/23/27	11,650	10,582
					800,817
Consumer Staples (0.9%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,577
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	34,165
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	32,546	30,251
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	17,598	16,080
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,163	39,228
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,472	2,592
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	12,237	10,661
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	31,400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bacardi Ltd.	5.250%	1/15/29	5,680	5,591
[4]	Bacardi Ltd.	5.900%	6/15/43	5,230	5,154
	BAT Capital Corp.	6.343%	8/2/30	10,115	10,181
	BAT Capital Corp.	7.079%	8/2/43	11,335	11,270
[4]	Cargill Inc.	6.875%	5/1/28	19,355	20,337
[4]	Cargill Inc.	4.760%	11/23/45	28,190	25,661
[4]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	15,806
[4]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	31,069
[2]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	14,529
	Conagra Brands Inc.	4.600%	11/1/25	7,855	7,689
	Conagra Brands Inc.	1.375%	11/1/27	4,341	3,687
[4]	Danone SA	2.947%	11/2/26	30,550	28,561
	Diageo Capital plc	2.375%	10/24/29	20,000	17,280
	Diageo Capital plc	2.000%	4/29/30	5,830	4,862
	Diageo Capital plc	2.125%	4/29/32	1,845	1,483
	Estee Lauder Cos. Inc.	4.650%	5/15/33	24,160	23,387
	Estee Lauder Cos. Inc.	5.150%	5/15/53	19,389	18,785
	Hormel Foods Corp.	1.700%	6/3/28	8,125	7,030
[4]	Kenvue Inc.	5.000%	3/22/30	33,325	33,337
[4]	Kenvue Inc.	5.100%	3/22/43	15,025	14,719
[4]	Kenvue Inc.	5.050%	3/22/53	16,335	15,986
	Kroger Co.	4.000%	2/1/24	22,290	22,105
	McCormick & Co. Inc.	2.500%	4/15/30	3,205	2,702
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	51,441
	Philip Morris International Inc.	3.600%	11/15/23	7,000	6,969
	Philip Morris International Inc.	3.375%	8/11/25	14,440	13,926
	Philip Morris International Inc.	5.125%	11/17/27	39,385	39,287
	Philip Morris International Inc.	5.625%	11/17/29	39,305	39,663
	Philip Morris International Inc.	5.125%	2/15/30	107,792	106,556
	Philip Morris International Inc.	5.750%	11/17/32	50,815	51,489
	Philip Morris International Inc.	5.375%	2/15/33	83,714	82,648
	Philip Morris International Inc.	4.875%	11/15/43	6,185	5,435
[4]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	14,061
					937,640
Energy (1.1%)
[4]	Aker BP ASA	6.000%	6/13/33	17,570	17,571
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	10,365
	BP Capital Markets America Inc.	2.721%	1/12/32	42,755	35,787
	BP Capital Markets America Inc.	4.812%	2/13/33	38,275	37,039
	BP Capital Markets America Inc.	4.893%	9/11/33	39,975	38,911
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	14,641
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,486
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	19,862
	BP Capital Markets America Inc.	3.001%	3/17/52	61,366	40,289
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	8,568
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	23,000	22,961
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,830	11,932
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,861	40,410
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,019
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,548
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	20,396
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	33,019	27,442
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	12,182
	Energy Transfer LP	5.250%	4/15/29	40,000	39,062
	Energy Transfer LP	5.350%	5/15/45	3,500	2,991
	Energy Transfer LP	5.300%	4/15/47	5,745	4,871
	Energy Transfer LP	5.000%	5/15/50	5,110	4,205
	Enterprise Products Operating LLC	5.100%	2/15/45	9,720	8,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	3.700%	1/31/51	5,935	4,344
	Enterprise Products Operating LLC	3.300%	2/15/53	15,000	10,264
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,753
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	34,220
	Exxon Mobil Corp.	2.440%	8/16/29	17,771	15,673
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	31,126
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	10,240
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	45,636	38,410
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	42,248	33,307
[4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	24,990	25,074
[4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	27,027
	ONEOK Inc.	5.650%	11/1/28	10,995	11,014
	Plains All American Pipeline LP	3.850%	10/15/23	36,775	36,673
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	29,389
	Schlumberger Investment SA	3.650%	12/1/23	44,520	44,267
	Shell International Finance BV	3.250%	5/11/25	11,051	10,702
	Shell International Finance BV	4.125%	5/11/35	43,465	39,648
	Shell International Finance BV	5.500%	3/25/40	12,990	13,271
	Shell International Finance BV	2.875%	11/26/41	15,000	10,754
	Shell International Finance BV	4.375%	5/11/45	96,700	83,835
	Shell International Finance BV	4.000%	5/10/46	10,000	8,208
	Shell International Finance BV	3.000%	11/26/51	52,435	35,118
	Suncor Energy Inc.	5.950%	12/1/34	20,700	20,493
	TotalEnergies Capital International SA	3.750%	4/10/24	41,500	41,034
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	46,658
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	6,531
					1,121,482
Financials (9.5%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	23,778
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	13,200
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	2,886
	AerCap Ireland Capital DAC	3.400%	10/29/33	9,080	7,204
[4]	AIA Group Ltd.	3.600%	4/9/29	50,475	46,652
[4]	AIA Group Ltd.	3.375%	4/7/30	12,460	11,202
	Allstate Corp.	5.250%	3/30/33	17,545	17,184
	American Express Co.	5.043%	5/1/34	66,555	63,954
	American International Group Inc.	6.250%	5/1/36	7,775	7,995
	American International Group Inc.	4.800%	7/10/45	10,680	9,428
	American International Group Inc.	4.750%	4/1/48	21,995	19,350
	American International Group Inc.	4.375%	6/30/50	12,500	10,343
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,204
	Ameriprise Financial Inc.	5.150%	5/15/33	23,715	23,188
	Aon Corp.	2.850%	5/28/27	18,870	17,357
[4]	Athene Global Funding	1.000%	4/16/24	22,095	21,330
[4]	Athene Global Funding	1.985%	8/19/28	290	240
[4]	Athene Global Funding	2.717%	1/7/29	33,350	27,942
[4]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	16,868
[4]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	12,579
	Banco Santander SA	1.849%	3/25/26	14,000	12,652
	Banco Santander SA	2.749%	12/3/30	11,800	9,139
	Banco Santander SA	2.958%	3/25/31	10,000	8,224
[2]	Bank of America Corp.	3.500%	4/19/26	10,000	9,515
[2]	Bank of America Corp.	3.559%	4/23/27	86,705	82,147
[2]	Bank of America Corp.	3.593%	7/21/28	47,950	44,601
[2]	Bank of America Corp.	3.419%	12/20/28	8,681	7,956
[2]	Bank of America Corp.	4.271%	7/23/29	74,365	70,152
[2]	Bank of America Corp.	3.974%	2/7/30	120,185	110,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Bank of America Corp.	3.194%	7/23/30	35,285	30,980
[2]	Bank of America Corp.	2.496%	2/13/31	50,870	42,276
	Bank of America Corp.	2.572%	10/20/32	17,275	13,844
[2]	Bank of America Corp.	5.015%	7/22/33	10,085	9,698
	Bank of America Corp.	3.846%	3/8/37	40,872	34,609
[2]	Bank of America Corp.	5.875%	2/7/42	9,965	10,315
	Bank of America Corp.	3.311%	4/22/42	55,635	41,646
[2]	Bank of America Corp.	5.000%	1/21/44	39,433	37,497
[2]	Bank of America Corp.	3.946%	1/23/49	5,380	4,228
[2]	Bank of America Corp.	4.330%	3/15/50	78,120	66,125
	Bank of America Corp.	2.972%	7/21/52	65,950	43,520
	Bank of America NA	5.526%	8/18/26	72,681	73,055
[2]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	26,967
[2]	Bank of New York Mellon Corp.	5.148%	5/22/26	17,665	17,552
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	18,994
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	13,681
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	36,300	34,850
	Bank of Nova Scotia	2.700%	8/3/26	63,160	58,685
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,151
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	30,385
[2]	Barclays plc	3.932%	5/7/25	55,605	54,784
[2]	Barclays plc	2.852%	5/7/26	9,975	9,429
	Barclays plc	2.279%	11/24/27	14,930	13,263
	Barclays plc	2.667%	3/10/32	40,502	31,680
	Barclays plc	3.330%	11/24/42	37,170	25,354
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	4,750	4,149
	BlackRock Inc.	2.100%	2/25/32	24,849	19,792
	BlackRock Inc.	4.750%	5/25/33	68,215	66,205
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	17,601
[4]	BNP Paribas SA	2.819%	11/19/25	45,685	43,828
[4]	BNP Paribas SA	1.323%	1/13/27	18,995	17,088
[4]	BNP Paribas SA	3.500%	11/16/27	69,325	64,131
[4]	BNP Paribas SA	2.591%	1/20/28	35,220	31,641
[4]	BNP Paribas SA	5.335%	6/12/29	36,955	36,404
[4]	BNP Paribas SA	2.159%	9/15/29	27,497	22,978
[4]	BNP Paribas SA	2.871%	4/19/32	26,985	21,936
[4]	BPCE SA	5.700%	10/22/23	6,225	6,213
	BPCE SA	4.000%	4/15/24	30,615	30,249
[4]	BPCE SA	5.150%	7/21/24	43,790	43,175
[4]	BPCE SA	5.029%	1/15/25	71,930	70,780
[4]	BPCE SA	2.045%	10/19/27	25,245	22,352
[4]	BPCE SA	3.500%	10/23/27	64,230	58,768
[4]	BPCE SA	2.700%	10/1/29	50,000	42,904
[4]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,351
[4]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	15,934
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	17,999
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	13,702
[4]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	30,352
	Capital One Financial Corp.	3.750%	4/24/24	55,460	54,570
	Capital One Financial Corp.	3.200%	2/5/25	24,185	23,201
	Capital One Financial Corp.	6.312%	6/8/29	12,425	12,418
	Capital One Financial Corp.	6.377%	6/8/34	27,523	27,185
	Charles Schwab Corp.	0.750%	3/18/24	30,130	29,303
	Charles Schwab Corp.	3.200%	3/2/27	19,665	18,204
	Charles Schwab Corp.	2.000%	3/20/28	27,375	23,582
	Charles Schwab Corp.	2.900%	3/3/32	50,765	41,887
	Charles Schwab Corp.	5.853%	5/19/34	18,370	18,397
	Charles Schwab Corp.	6.136%	8/24/34	21,620	22,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb Corp.	6.000%	5/11/37	50,000	53,191
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	21,958
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	26,068
	Citigroup Inc.	0.981%	5/1/25	32,820	31,691
	Citigroup Inc.	1.462%	6/9/27	62,962	56,065
[2]	Citigroup Inc.	3.070%	2/24/28	65,000	59,688
	Citigroup Inc.	4.125%	7/25/28	14,550	13,571
[2]	Citigroup Inc.	3.520%	10/27/28	72,550	66,884
[2]	Citigroup Inc.	3.878%	1/24/39	37,030	30,375
	Citigroup Inc.	2.904%	11/3/42	19,370	13,330
[4]	CNO Global Funding	1.650%	1/6/25	8,725	8,172
[4]	CNO Global Funding	2.650%	1/6/29	12,585	10,718
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	58,048
[4]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	8,222
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	41,624
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	26,667	25,612
	Corebridge Financial Inc.	3.900%	4/5/32	25,012	21,852
	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,186
	Corebridge Financial Inc.	4.400%	4/5/52	27,235	21,037
[4]	Corebridge Global Funding	5.750%	7/2/26	17,660	17,566
[4]	Credit Agricole SA	3.250%	10/4/24	71,600	69,596
[4]	Credit Agricole SA	5.589%	7/5/26	40,520	40,511
	Credit Suisse AG	7.500%	2/15/28	38,712	41,403
[4]	Danske Bank A/S	3.875%	9/12/23	46,290	46,268
[4]	Danske Bank A/S	5.375%	1/12/24	28,240	28,119
[4]	Danske Bank A/S	1.621%	9/11/26	28,990	26,373
[4]	Danske Bank A/S	1.549%	9/10/27	55,460	48,599
	Deutsche Bank AG	6.720%	1/18/29	9,910	10,022
[4]	DNB Bank ASA	1.535%	5/25/27	44,030	39,101
[4]	DNB Bank ASA	1.605%	3/30/28	45,870	39,793
[4]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	9,554
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	23,460
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	10,907
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	15,499
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	23,953
[4]	Farmers Exchange Capital	7.050%	7/15/28	25,000	25,142
	Fifth Third Bancorp	4.055%	4/25/28	15,040	14,056
	Fifth Third Bancorp	4.337%	4/25/33	37,730	33,343
[4]	Five Corners Funding Trust	4.419%	11/15/23	5,935	5,911
[4]	Five Corners Funding Trust II	2.850%	5/15/30	30,000	25,649
[4]	Five Corners Funding Trust III	5.791%	2/15/33	26,260	26,532
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	47,972	48,023
[4]	GA Global Funding Trust	1.000%	4/8/24	21,750	20,998
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	16,999
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	44,889
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,062
	Goldman Sachs Group Inc.	1.431%	3/9/27	60,000	53,789
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	86,199
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	18,774
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	22,011
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	63,762
	Goldman Sachs Group Inc.	3.800%	3/15/30	23,040	20,966
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	23,833
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	71,337
	Goldman Sachs Group Inc.	2.383%	7/21/32	67,160	53,008
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	11,274
	Goldman Sachs Group Inc.	3.102%	2/24/33	58,620	48,779
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	46,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	21,269
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	22,875
[4]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,032
	HSBC Holdings plc	0.976%	5/24/25	10,150	9,763
	HSBC Holdings plc	1.589%	5/24/27	25,850	22,982
	HSBC Holdings plc	5.887%	8/14/27	49,615	49,464
	HSBC Holdings plc	2.251%	11/22/27	74,610	66,488
[2]	HSBC Holdings plc	4.041%	3/13/28	21,805	20,466
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,021
[2]	HSBC Holdings plc	4.583%	6/19/29	40,480	38,211
	HSBC Holdings plc	2.206%	8/17/29	53,960	45,195
[2]	HSBC Holdings plc	2.357%	8/18/31	54,320	43,073
	HSBC Holdings plc	2.804%	5/24/32	50,910	40,653
	HSBC Holdings plc	2.871%	11/22/32	52,995	42,132
	HSBC Holdings plc	5.402%	8/11/33	22,060	21,039
	HSBC Holdings plc	6.500%	5/2/36	22,500	22,829
	HSBC Holdings plc	6.100%	1/14/42	38,220	40,020
	Huntington National Bank	4.552%	5/17/28	11,240	10,637
	ING Groep NV	3.950%	3/29/27	44,565	42,277
	ING Groep NV	1.726%	4/1/27	16,075	14,460
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,219
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	19,811
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	36,846
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	4,087
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	36,822
	Intercontinental Exchange Inc.	4.950%	6/15/52	74,200	69,115
[4]	JAB Holdings BV	2.200%	11/23/30	9,385	7,352
[4]	JAB Holdings BV	3.750%	5/28/51	19,275	12,600
[4]	JAB Holdings BV	4.500%	4/8/52	31,940	23,822
[4]	Jackson National Life Global Funding	3.250%	1/30/24	24,070	23,782
[4]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	17,725
[4]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	19,918
	JPMorgan Chase & Co.	3.875%	2/1/24	39,000	38,706
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,478
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	36,091
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	61,691
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	14,601
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	48,011
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	28,053
	JPMorgan Chase & Co.	4.912%	7/25/33	37,288	35,809
	JPMorgan Chase & Co.	5.717%	9/14/33	10,140	10,136
	JPMorgan Chase & Co.	5.350%	6/1/34	100,000	98,909
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	14,341
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	97,238
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	17,992
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	36,619
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	16,007
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	13,718
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	159,600	126,453
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	13,467
[4]	KBC Group NV	5.796%	1/19/29	7,540	7,464
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	14,170	13,671
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	24,309
[4]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,281
[4]	LSEGA Financing plc	1.375%	4/6/26	56,790	51,027
[4]	LSEGA Financing plc	2.000%	4/6/28	24,615	21,252
[4]	LSEGA Financing plc	2.500%	4/6/31	46,910	38,777
[4]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	37,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Macquarie Group Ltd.	2.871%	1/14/33	56,227	44,073
[2]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,447
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	60,369	56,371
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	22,651
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	10,023
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	13,115
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,835	7,728
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	18,472
	MetLife Inc.	3.600%	4/10/24	35,035	34,576
	MetLife Inc.	4.125%	8/13/42	15,565	12,899
	MetLife Inc.	4.875%	11/13/43	17,000	15,501
	MetLife Inc.	5.000%	7/15/52	15,634	14,225
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	22,298
[4]	Metropolitan Life Global Funding I	4.400%	6/30/27	9,910	9,577
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	19,615
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	14,560
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	43,621
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,475	16,090
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	31,252
[2]	Morgan Stanley	3.875%	4/29/24	97,010	95,777
[2]	Morgan Stanley	3.700%	10/23/24	29,050	28,426
	Morgan Stanley	0.790%	5/30/25	42,545	40,794
[2]	Morgan Stanley	2.720%	7/22/25	53,860	52,268
[2]	Morgan Stanley	4.000%	7/23/25	29,455	28,581
[2]	Morgan Stanley	2.630%	2/18/26	61,765	58,845
[2]	Morgan Stanley	3.125%	7/27/26	11,435	10,704
[2]	Morgan Stanley	6.250%	8/9/26	20,000	20,428
	Morgan Stanley	3.625%	1/20/27	60,000	56,679
[2]	Morgan Stanley	3.772%	1/24/29	56,905	52,759
[2]	Morgan Stanley	2.699%	1/22/31	74,290	62,566
[2]	Morgan Stanley	1.928%	4/28/32	50,000	38,545
[2]	Morgan Stanley	2.239%	7/21/32	81,175	63,686
[2]	Morgan Stanley	2.511%	10/20/32	36,580	29,147
	Morgan Stanley	2.943%	1/21/33	31,555	25,877
	Morgan Stanley	2.484%	9/16/36	43,080	32,457
	Morgan Stanley	5.948%	1/19/38	25,160	24,484
	Morgan Stanley	4.300%	1/27/45	18,360	15,607
	Nasdaq Inc.	5.550%	2/15/34	17,880	17,810
	Nasdaq Inc.	3.950%	3/7/52	18,120	13,565
	Nasdaq Inc.	5.950%	8/15/53	6,285	6,234
	Nasdaq Inc.	6.100%	6/28/63	4,555	4,494
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	32,029
[4]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	58,812
[4]	National Australia Bank Ltd.	2.990%	5/21/31	62,492	49,889
[4]	National Australia Bank Ltd.	3.347%	1/12/37	38,825	30,331
[4]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	51,979
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	36,302
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	31,754
	NatWest Group plc	1.642%	6/14/27	29,040	25,793
[4]	NatWest Markets plc	0.800%	8/12/24	22,050	21,034
[4]	NBK SPC Ltd.	1.625%	9/15/27	67,900	60,345
[4]	New York Life Global Funding	2.900%	1/17/24	29,050	28,737
[4]	New York Life Insurance Co.	5.875%	5/15/33	55,395	56,519
[4]	New York Life Insurance Co.	3.750%	5/15/50	9,245	6,891
[4]	New York Life Insurance Co.	4.450%	5/15/69	15,270	12,168
[4]	Nordea Bank Abp	1.500%	9/30/26	65,800	58,036
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	23,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,311
[4]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	24,371
[4]	Pacific LifeCorp	5.400%	9/15/52	18,030	17,101
[4]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	16,074
[4]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	9,813
[4]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	50,303
[4]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	15,851
[4]	Penske Truck Leasing Co. LP	5.875%	11/15/27	45,805	45,550
[4]	Penske Truck Leasing Co. LP	5.700%	2/1/28	41,755	41,245
[4]	Penske Truck Leasing Co. LP	6.050%	8/1/28	37,310	37,325
[2]	PNC Bank NA	3.300%	10/30/24	18,195	17,678
[2]	PNC Bank NA	3.100%	10/25/27	41,975	38,303
[2]	PNC Bank NA	3.250%	1/22/28	60,465	55,325
[4]	Pricoa Global Funding I	5.100%	5/30/28	33,975	34,058
[4]	Principal Life Global Funding II	2.500%	9/16/29	25,000	21,102
	Progressive Corp.	4.950%	6/15/33	54,414	53,437
[4]	Protective Life Global Funding	4.714%	7/6/27	18,335	17,836
[4]	RGA Global Funding	2.700%	1/18/29	14,330	12,363
[2]	Royal Bank of Canada	5.000%	2/1/33	49,000	47,496
[4]	Standard Chartered plc	1.214%	3/23/25	6,465	6,271
[4]	Standard Chartered plc	6.301%	1/9/29	32,130	32,367
	State Street Corp.	4.821%	1/26/34	14,655	13,903
[4]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	56,598
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	55,097
[4]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	32,380	28,948
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	34,184
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,368
[2]	Truist Financial Corp.	3.700%	6/5/25	49,000	47,221
[2]	Truist Financial Corp.	4.873%	1/26/29	34,945	33,503
[4]	UBS AG	1.250%	6/1/26	36,125	32,412
	UBS Group AG	3.750%	3/26/25	28,568	27,587
[4]	UBS Group AG	2.593%	9/11/25	17,585	16,955
[4]	UBS Group AG	1.305%	2/2/27	14,940	13,296
[4]	UBS Group AG	1.494%	8/10/27	40,005	35,174
[4]	UBS Group AG	3.869%	1/12/29	10,980	10,097
[4]	UBS Group AG	2.095%	2/11/32	23,650	18,213
[4]	UBS Group AG	3.091%	5/14/32	59,185	48,721
[4]	UBS Group AG	2.746%	2/11/33	16,800	13,219
[4]	UBS Group AG	6.537%	8/12/33	18,290	19,004
[4]	UBS Group AG	3.179%	2/11/43	36,770	25,468
[4]	UniCredit SpA	1.982%	6/3/27	35,165	31,183
[4]	UniCredit SpA	3.127%	6/3/32	35,545	28,027
[2]	US Bancorp	3.700%	1/30/24	52,500	52,014
[2]	US Bancorp	2.677%	1/27/33	16,145	12,832
	US Bancorp	2.491%	11/3/36	24,622	18,136
	Wells Fargo & Co.	4.480%	1/16/24	46,156	45,878
[2]	Wells Fargo & Co.	3.750%	1/24/24	50,755	50,334
[2]	Wells Fargo & Co.	3.550%	9/29/25	32,170	30,864
	Wells Fargo & Co.	3.000%	4/22/26	39,405	36,908
[2]	Wells Fargo & Co.	3.196%	6/17/27	60,555	56,604
[2]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,148
[2]	Wells Fargo & Co.	2.879%	10/30/30	15,000	12,833
[2]	Wells Fargo & Co.	2.572%	2/11/31	76,020	63,461
[2]	Wells Fargo & Co.	3.350%	3/2/33	7,970	6,714
[2]	Wells Fargo & Co.	4.897%	7/25/33	117,741	110,780
	Wells Fargo & Co.	5.389%	4/24/34	10,525	10,253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	5.606%	1/15/44	71,831	67,640
[2]	Wells Fargo & Co.	4.650%	11/4/44	10,315	8,530
[2]	Wells Fargo & Co.	4.900%	11/17/45	19,160	16,434
[2]	Wells Fargo & Co.	4.400%	6/14/46	73,300	58,111
[2]	Wells Fargo & Co.	4.750%	12/7/46	23,150	19,207
[2]	Wells Fargo & Co.	4.611%	4/25/53	84,025	71,049
					9,911,742
Health Care (2.0%)
	AbbVie Inc.	3.800%	3/15/25	15,725	15,311
[2]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	19,187
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	5,977
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	5,992
[4]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,382
[4]	Alcon Finance Corp.	2.600%	5/27/30	5,665	4,769
[4]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,512
[4]	Alcon Finance Corp.	3.800%	9/23/49	6,025	4,509
[4]	Alcon Finance Corp.	5.750%	12/6/52	3,290	3,343
	Amgen Inc.	4.400%	5/1/45	4,734	3,974
	Amgen Inc.	4.200%	2/22/52	17,717	14,099
	Amgen Inc.	5.750%	3/2/63	13,585	13,400
[2]	Ascension Health	2.532%	11/15/29	22,515	19,433
[2]	Ascension Health	4.847%	11/15/53	23,970	22,218
	AstraZeneca plc	4.000%	1/17/29	44,555	42,726
	AstraZeneca plc	6.450%	9/15/37	23,385	26,296
	Banner Health	2.907%	1/1/42	29,965	21,330
[4]	Bayer US Finance LLC	3.375%	10/8/24	33,220	32,290
[4]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	45,189
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,555	5,253
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	19,484
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	15,281
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,019
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	50,133
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,053
	Bristol-Myers Squibb Co.	4.250%	10/26/49	4,235	3,574
[2]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	35,473
[2]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,359
[2]	Cigna Group	3.250%	4/15/25	31,655	30,489
	Cigna Group	4.375%	10/15/28	18,600	17,897
	CommonSpirit Health	2.760%	10/1/24	29,395	28,431
	CommonSpirit Health	3.347%	10/1/29	36,655	32,662
	CommonSpirit Health	2.782%	10/1/30	21,827	18,320
[2]	CommonSpirit Health	4.350%	11/1/42	28,315	23,709
	CommonSpirit Health	3.910%	10/1/50	4,370	3,286
[2]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	6,999
[4]	CSL Finance plc	4.250%	4/27/32	31,340	29,350
[4]	CSL Finance plc	4.750%	4/27/52	1,160	1,042
	CVS Health Corp.	1.750%	8/21/30	4,940	3,917
	CVS Health Corp.	4.875%	7/20/35	6,900	6,420
	Dignity Health	3.812%	11/1/24	20,780	20,278
	Elevance Health Inc.	3.650%	12/1/27	26,975	25,423
	Elevance Health Inc.	4.101%	3/1/28	8,486	8,127
	Elevance Health Inc.	2.550%	3/15/31	35,565	29,750
	Elevance Health Inc.	5.500%	10/15/32	17,525	17,852
	Elevance Health Inc.	4.650%	8/15/44	2,876	2,509
	Elevance Health Inc.	6.100%	10/15/52	4,640	4,917
	Eli Lilly & Co.	4.875%	2/27/53	8,710	8,562
	Eli Lilly & Co.	4.950%	2/27/63	7,570	7,392
	Gilead Sciences Inc.	3.700%	4/1/24	26,895	26,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	21,740
	Gilead Sciences Inc.	2.600%	10/1/40	45,247	31,497
	Gilead Sciences Inc.	4.500%	2/1/45	13,465	11,824
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,473
	Gilead Sciences Inc.	2.800%	10/1/50	24,915	15,993
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	47,662
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	7,946
	Inova Health System Foundation	4.068%	5/15/52	20,740	17,293
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	13,993
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	26,585
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	13,405
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	24,886
[2]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	8,758
[2]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	21,962
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	12,781
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	10,253
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	4,913
	Merck & Co. Inc.	3.400%	3/7/29	44,290	41,228
	Merck & Co. Inc.	4.150%	5/18/43	22,090	19,524
	Merck & Co. Inc.	4.000%	3/7/49	52,385	44,259
	Novartis Capital Corp.	3.400%	5/6/24	16,695	16,443
	Novartis Capital Corp.	4.400%	5/6/44	25,896	23,944
	OhioHealth Corp.	2.297%	11/15/31	26,665	21,713
	OhioHealth Corp.	2.834%	11/15/41	16,515	11,740
	Pfizer Inc.	3.450%	3/15/29	70,335	65,938
	Pfizer Inc.	1.700%	5/28/30	6,065	4,996
	Pfizer Inc.	4.100%	9/15/38	53,995	48,374
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	33,645	33,105
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	13,207	12,854
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	32,270	32,277
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	6,925
[2]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	5,854
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	7,362
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	14,809
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	8,788
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	23,308
[4]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,377
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,231
[2]	Rush Obligated Group	3.922%	11/15/29	11,880	10,986
[2]	SSM Health Care Corp.	3.823%	6/1/27	34,910	33,124
[2]	Sutter Health	2.294%	8/15/30	18,345	15,164
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,687	21,944
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	13,238
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	7,718
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,335	15,574
	Toledo Hospital	5.750%	11/15/38	18,440	17,836
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	14,663
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	33,080
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,269
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	12,490
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,234
	UnitedHealth Group Inc.	4.625%	7/15/35	9,595	9,274
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,112
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.050%	5/15/41	27,142	20,250
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	58,808
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	22,794
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,297
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,928
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	18,807
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,354
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	17,923
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	20,901
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	28,402
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	6,536
	UnitedHealth Group Inc.	5.875%	2/15/53	55,051	58,804
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	14,728
	Wyeth LLC	5.950%	4/1/37	25,000	26,753
	Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	29,066
					2,158,662
Industrials (1.0%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	14,014
[4]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,213
[4]	Ashtead Capital Inc.	5.950%	10/15/33	8,445	8,296
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,610
[4]	BAE Systems plc	3.400%	4/15/30	7,335	6,544
	Boeing Co.	1.433%	2/4/24	15,490	15,191
	Boeing Co.	2.700%	2/1/27	17,155	15,684
	Boeing Co.	3.625%	2/1/31	16,384	14,627
	Boeing Co.	8.625%	11/15/31	9,460	11,205
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	20,891
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,371
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	11,285
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,229
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,790
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	14,356
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	11,822
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,609	2,318
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,208
	Canadian Pacific Railway Co.	4.950%	8/15/45	16,985	15,501
	Caterpillar Inc.	3.400%	5/15/24	14,200	13,997
	CSX Corp.	3.350%	9/15/49	5,535	3,926
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,491
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	16,540
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,571
	Deere & Co.	7.125%	3/3/31	17,500	20,263
	Eaton Corp.	4.150%	3/15/33	17,444	16,422
	Eaton Corp.	4.700%	8/23/52	5,205	4,840
[4]	ERAC USA Finance LLC	4.900%	5/1/33	45,854	44,753
[4]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	21,391
[4]	ERAC USA Finance LLC	5.400%	5/1/53	27,091	26,477
	Honeywell International Inc.	4.250%	1/15/29	32,230	31,304
	Honeywell International Inc.	5.000%	2/15/33	77,308	77,907
	Honeywell International Inc.	4.500%	1/15/34	54,395	52,548
	Illinois Tool Works Inc.	3.500%	3/1/24	52,955	52,428
[2]	John Deere Capital Corp.	3.450%	3/13/25	43,145	42,033
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,409
	Lockheed Martin Corp.	5.250%	1/15/33	42,925	44,011
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	13,440
	Lockheed Martin Corp.	5.700%	11/15/54	23,614	25,315
	Republic Services Inc.	4.875%	4/1/29	3,595	3,544
	RTX Corp.	4.125%	11/16/28	16,675	15,910
	RTX Corp.	4.450%	11/16/38	9,325	8,260
[4]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	61,400	60,583
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	17,635
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	35,655	29,393
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	30,650
	Teledyne Technologies Inc.	2.250%	4/1/28	30,011	26,168
	Teledyne Technologies Inc.	2.750%	4/1/31	30,128	25,117
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	16,677
	Union Pacific Corp.	3.700%	3/1/29	17,470	16,549
	Union Pacific Corp.	2.800%	2/14/32	357	305
	Union Pacific Corp.	3.375%	2/14/42	17,635	13,764
	Union Pacific Corp.	3.250%	2/5/50	1,409	1,015
	Union Pacific Corp.	3.799%	10/1/51	24,211	19,101
	Union Pacific Corp.	3.500%	2/14/53	65,235	48,482
	Union Pacific Corp.	3.750%	2/5/70	13,510	9,840
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	4,552	4,301
					1,078,120
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	2,770	2,757
	American Tower Corp.	4.400%	2/15/26	7,315	7,116
	American Tower Corp.	3.800%	8/15/29	33,804	30,729
	Boston Properties LP	3.125%	9/1/23	13,275	13,275
	Boston Properties LP	3.800%	2/1/24	1,750	1,728
	CubeSmart LP	2.250%	12/15/28	12,135	10,298
	Extra Space Storage LP	5.500%	7/1/30	12,185	12,075
	Healthpeak OP LLC	2.125%	12/1/28	30,395	25,964
	Healthpeak OP LLC	3.000%	1/15/30	31,475	27,270
	Prologis LP	5.250%	6/15/53	20,000	19,049
	Public Storage Operating Co.	5.125%	1/15/29	6,100	6,090
	Public Storage Operating Co.	5.100%	8/1/33	6,160	6,107
	Public Storage Operating Co.	5.350%	8/1/53	3,400	3,312
	Realty Income Corp.	2.200%	6/15/28	24,400	21,180
	Realty Income Corp.	4.700%	12/15/28	27,200	26,390
	Realty Income Corp.	3.250%	1/15/31	12,940	11,174
	Realty Income Corp.	2.850%	12/15/32	16,610	13,460
	Realty Income Corp.	4.900%	7/15/33	26,434	25,084
[4]	SBA Tower Trust	2.836%	1/15/25	25,075	23,938
[4]	SBA Tower Trust	1.884%	1/15/26	8,960	8,118
[4]	SBA Tower Trust	1.631%	11/15/26	34,975	30,229
[4]	SBA Tower Trust	1.840%	4/15/27	54,190	46,637
[4]	SBA Tower Trust	2.593%	10/15/31	51,750	40,407
[4]	Scentre Group Trust 1	4.375%	5/28/30	19,110	17,776
	Simon Property Group LP	3.750%	2/1/24	3,265	3,235
	Simon Property Group LP	3.375%	10/1/24	10,055	9,808
	Simon Property Group LP	2.450%	9/13/29	19,865	16,817
					460,023
Technology (1.7%)
	Apple Inc.	3.000%	2/9/24	22,535	22,288
	Apple Inc.	3.450%	5/6/24	39,950	39,418
	Apple Inc.	2.850%	5/11/24	44,990	44,200
	Apple Inc.	3.250%	2/23/26	37,631	36,181
	Apple Inc.	2.450%	8/4/26	43,466	40,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.350%	2/9/27	55,925	53,438
	Apple Inc.	3.200%	5/11/27	39,185	37,210
	Apple Inc.	2.900%	9/12/27	55,355	51,787
	Apple Inc.	3.850%	5/4/43	17,000	14,711
	Apple Inc.	4.450%	5/6/44	5,075	4,823
	Apple Inc.	3.850%	8/4/46	36,890	31,171
	Apple Inc.	2.650%	5/11/50	17,660	11,759
	Apple Inc.	4.850%	5/10/53	40,314	39,790
	Apple Inc.	2.550%	8/20/60	33,530	21,075
	Broadcom Corp.	3.875%	1/15/27	11,385	10,815
	Broadcom Inc.	4.110%	9/15/28	37,859	35,612
	Broadcom Inc.	4.150%	11/15/30	24,480	22,362
[4]	Broadcom Inc.	2.600%	2/15/33	24,680	19,057
	Cisco Systems Inc.	2.500%	9/20/26	15,676	14,673
	Intel Corp.	2.875%	5/11/24	29,395	28,821
	Intel Corp.	2.000%	8/12/31	3,635	2,935
	Intel Corp.	4.150%	8/5/32	14,568	13,703
	Intel Corp.	5.200%	2/10/33	48,660	48,576
	Intel Corp.	5.625%	2/10/43	38,241	38,123
	Intel Corp.	4.100%	5/19/46	45,545	37,217
	Intel Corp.	4.100%	5/11/47	21,904	17,801
	Intel Corp.	3.734%	12/8/47	8,096	6,123
	Intel Corp.	3.250%	11/15/49	19,400	13,179
	Intel Corp.	3.050%	8/12/51	19,202	12,420
	Intel Corp.	4.900%	8/5/52	75,206	67,785
	Intel Corp.	5.700%	2/10/53	27,140	26,863
	International Business Machines Corp.	3.625%	2/12/24	35,000	34,648
	International Business Machines Corp.	3.000%	5/15/24	86,100	84,522
	International Business Machines Corp.	3.300%	5/15/26	155,985	148,682
	International Business Machines Corp.	3.500%	5/15/29	103,700	95,603
	International Business Machines Corp.	5.875%	11/29/32	20,240	21,471
	Microsoft Corp.	3.125%	11/3/25	17,700	17,081
	Microsoft Corp.	3.500%	2/12/35	23,520	21,374
	Microsoft Corp.	3.450%	8/8/36	31,097	27,644
	Microsoft Corp.	2.525%	6/1/50	122,844	81,193
	Microsoft Corp.	2.921%	3/17/52	123,829	87,766
	Oracle Corp.	2.950%	11/15/24	79,830	77,325
	Oracle Corp.	1.650%	3/25/26	17,300	15,763
	Oracle Corp.	3.250%	11/15/27	48,711	45,130
	QUALCOMM Inc.	1.300%	5/20/28	27,474	23,386
	QUALCOMM Inc.	2.150%	5/20/30	29,475	25,045
	QUALCOMM Inc.	1.650%	5/20/32	41,155	31,898
	QUALCOMM Inc.	4.250%	5/20/32	6,420	6,159
	QUALCOMM Inc.	4.500%	5/20/52	16,672	14,525
	S&P Global Inc.	2.700%	3/1/29	7,631	6,819
	S&P Global Inc.	3.700%	3/1/52	41,670	32,420
					1,763,063
Utilities (3.1%)
[2]	AEP Texas Inc.	4.150%	5/1/49	5,065	3,900
[2]	AEP Texas Inc.	3.450%	1/15/50	16,810	11,608
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	7,939
	Alabama Power Co.	5.700%	2/15/33	15,000	15,068
	Alabama Power Co.	3.750%	3/1/45	24,430	18,643
[2]	Alabama Power Co.	4.300%	7/15/48	28,015	23,039
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,167
	Ameren Illinois Co.	6.125%	12/15/28	54,000	53,317
	Ameren Illinois Co.	3.700%	12/1/47	5,045	3,896
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,013
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,114
	American Water Capital Corp.	4.200%	9/1/48	30,403	25,065
	American Water Capital Corp.	4.150%	6/1/49	850	704
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,654
	Arizona Public Service Co.	3.350%	5/15/50	11,220	7,495
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,101
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,211
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	43,073
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	843
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	9,858
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	12,385
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	59,082	48,697
[4]	Boston Gas Co.	3.150%	8/1/27	5,385	4,887
[4]	Boston Gas Co.	3.001%	8/1/29	5,970	5,143
[4]	Boston Gas Co.	3.757%	3/16/32	4,225	3,664
[4]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,544
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	45,171
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	35,793
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,671
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,139	28,145
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	7,779
[2]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	24,773
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	11,486
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	4,786
[2]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,641
	Commonwealth Edison Co.	4.000%	3/1/48	13,787	11,105
[2]	Commonwealth Edison Co.	3.850%	3/15/52	6,380	4,881
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	31,057
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,089
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,250
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,337
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	18,670
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	17,419	18,677
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	72,625	61,588
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	32,349	26,381
	Consumers Energy Co.	4.200%	9/1/52	19,310	15,960
	Delmarva Power & Light Co.	3.500%	11/15/23	11,816	11,754
[2]	Dominion Energy Inc.	3.375%	4/1/30	1,908	1,683
	Dominion Energy Inc.	5.375%	11/15/32	21,037	20,711
[2]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,501
[2]	Dominion Energy Inc.	4.600%	3/15/49	27,385	22,741
[2]	Dominion Energy Inc.	4.850%	8/15/52	39,828	33,938
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,318
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	8,958
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,444
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	45,884
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,847
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,393
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	27,784
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,505
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,152
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	12,907
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	51,003
	Duke Energy Corp.	2.650%	9/1/26	11,775	10,894
	Duke Energy Corp.	3.400%	6/15/29	12,030	10,888
	Duke Energy Corp.	3.300%	6/15/41	31,380	22,500
	Duke Energy Corp.	4.800%	12/15/45	44,700	38,656
	Duke Energy Corp.	3.750%	9/1/46	9,940	7,291
	Duke Energy Corp.	4.200%	6/15/49	25,820	20,062
	Duke Energy Corp.	3.500%	6/15/51	34,035	23,417
	Duke Energy Corp.	5.000%	8/15/52	24,460	21,452
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,510
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	29,087
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	11,765
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	13,892
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	15,511
	Duke Energy Progress LLC	4.100%	3/15/43	615	501
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	32,657
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,462
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,557
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,281
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	26,994
[4]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,147
[4]	East Ohio Gas Co.	3.000%	6/15/50	13,050	8,082
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	21,445	21,334
	Edison International	5.250%	11/15/28	22,192	21,690
	Emera US Finance LP	3.550%	6/15/26	25,624	24,226
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	13,832
	Evergy Inc.	2.450%	9/15/24	10,420	10,051
	Evergy Kansas Central Inc.	3.250%	9/1/49	9,000	6,152
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,680	4,700
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,782
[2]	Eversource Energy	2.900%	10/1/24	17,450	16,927
[2]	Eversource Energy	3.150%	1/15/25	5,025	4,866
[2]	Eversource Energy	3.300%	1/15/28	14,410	13,259
	Eversource Energy	5.450%	3/1/28	24,675	24,764
	Eversource Energy	3.375%	3/1/32	5,495	4,712
	Eversource Energy	5.125%	5/15/33	11,655	11,272
	Exelon Corp.	3.350%	3/15/32	18,315	15,722
	Florida Power & Light Co.	5.050%	4/1/28	11,065	11,125
	Florida Power & Light Co.	5.100%	4/1/33	11,985	12,000
	Florida Power & Light Co.	5.650%	2/1/35	50,000	50,540
	Florida Power & Light Co.	4.950%	6/1/35	10,000	9,802
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,090
	Florida Power & Light Co.	5.950%	2/1/38	39,215	41,060
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,099
	Florida Power & Light Co.	3.700%	12/1/47	13,702	10,640
	Florida Power & Light Co.	5.300%	4/1/53	17,250	17,098
	Fortis Inc.	3.055%	10/4/26	28,565	26,515
	Georgia Power Co.	4.700%	5/15/32	21,575	20,565
	Georgia Power Co.	4.950%	5/17/33	20,085	19,435
	Georgia Power Co.	5.400%	6/1/40	6,665	6,227
[2]	Georgia Power Co.	4.750%	9/1/40	34,703	30,848
	Georgia Power Co.	4.300%	3/15/42	9,934	8,309
	Georgia Power Co.	5.125%	5/15/52	24,430	22,691
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	12,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	ITC Holdings Corp.	4.950%	9/22/27	2,425	2,387
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,200
[4]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	21,188
[4]	Metropolitan Edison Co.	5.200%	4/1/28	1,910	1,887
[4]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	6,218
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	895
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,498
	MidAmerican Energy Co.	4.250%	7/15/49	6,595	5,423
	MidAmerican Energy Co.	3.150%	4/15/50	38,026	25,674
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,003
[4]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,288
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,255	15,064
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	40,345	38,957
[2]	Nevada Power Co.	3.125%	8/1/50	15,345	9,740
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,700	12,753
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,955	13,995
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	30,419
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	23,603
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	12,942
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,660	40,024
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	6,130	5,925
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	33,730
[4]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,417
	NiSource Inc.	5.250%	3/30/28	19,368	19,296
	NiSource Inc.	5.250%	2/15/43	14,588	13,550
	NiSource Inc.	4.800%	2/15/44	12,750	11,120
	NiSource Inc.	5.000%	6/15/52	19,985	17,685
	Northern States Power Co.	2.250%	4/1/31	4,940	4,083
	Northern States Power Co.	6.250%	6/1/36	50,000	53,592
[4]	Oglethorpe Power Corp.	6.191%	1/1/31	36,565	37,657
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	5,988
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,418
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	14,156
	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,263
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,045
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,125
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	19,394	18,462
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,584
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	14,241
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	23,153
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,788	3,518
	Pacific Gas & Electric Co.	6.150%	1/15/33	19,542	19,030
	Pacific Gas & Electric Co.	6.400%	6/15/33	18,130	17,895
	Pacific Gas & Electric Co.	4.500%	7/1/40	21,982	16,958
	Pacific Gas & Electric Co.	6.750%	1/15/53	3,770	3,668
	Pacific Gas & Electric Co.	6.700%	4/1/53	28,364	27,591
	PECO Energy Co.	2.850%	9/15/51	8,000	5,066
	PECO Energy Co.	4.600%	5/15/52	12,845	11,277
[4]	Pennsylvania Electric Co.	5.150%	3/30/26	910	896
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	2,853
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	11,642
[2]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	24,844
[2]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	22,625
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,045
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	27,297
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,710	5,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,658
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	3,928
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,080
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,811
[2]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	465
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	21,826
	San Diego Gas & Electric Co.	5.350%	4/1/53	39,740	38,482
[2]	SCE Recovery Funding LLC	0.861%	11/15/31	8,389	7,032
[2]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,583
[2]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,149
	Sempra	3.250%	6/15/27	80,765	74,624
	Sempra	3.700%	4/1/29	2,295	2,094
	Sempra	6.000%	10/15/39	14,800	14,768
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,313
[2]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,204
	Southern California Edison Co.	5.950%	11/1/32	30,370	31,484
	Southern California Edison Co.	6.000%	1/15/34	7,695	7,960
[2]	Southern California Edison Co.	5.550%	1/15/37	50,475	49,059
[2]	Southern California Edison Co.	5.950%	2/1/38	40,000	40,694
	Southern California Edison Co.	6.050%	3/15/39	1,980	1,998
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,793
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,055
[2]	Southern California Edison Co.	4.125%	3/1/48	11,495	9,063
[2]	Southern California Edison Co.	4.875%	3/1/49	2,985	2,582
	Southern California Edison Co.	3.650%	2/1/50	5,405	3,913
	Southern California Edison Co.	5.700%	3/1/53	6,815	6,611
	Southern California Edison Co.	5.875%	12/1/53	11,230	11,177
	Southern California Gas Co.	6.350%	11/15/52	17,580	18,870
	Southern Co.	3.250%	7/1/26	30,885	29,219
	Southern Co.	4.400%	7/1/46	41,137	33,870
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,101
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	9,937
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,750
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	37,015
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	17,654
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	16,936
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,579
	Union Electric Co.	4.000%	4/1/48	14,316	11,201
	Union Electric Co.	3.900%	4/1/52	8,575	6,728
	Union Electric Co.	5.450%	3/15/53	8,045	7,928
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,143
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,790
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	17,332
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	45,608
					3,280,236
Total Corporate Bonds (Cost $25,344,189)					22,656,500
Sovereign Bonds (0.6%)
[2,4]	Airport Authority Hong Kong	4.875%	1/12/30	7,510	7,517
[2,4]	Bermuda	2.375%	8/20/30	18,130	14,863
[2,4]	Bermuda	3.375%	8/20/50	6,835	4,542
[2,4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	14,539
	Equinor ASA	2.650%	1/15/24	14,000	13,843
	Equinor ASA	3.700%	3/1/24	25,320	25,068
	Equinor ASA	3.250%	11/10/24	25,200	24,542

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	2.875%	4/6/25	4,775	4,606
	Equinor ASA	3.125%	4/6/30	80,155	72,696
	Equinor ASA	2.375%	5/22/30	7,585	6,512
[2]	International Bank for Reconstruction & Development	4.750%	2/15/35	40,000	40,915
[2,4]	Kingdom of Saudi Arabia	5.000%	1/18/53	39,870	35,431
[2,4]	NBN Co. Ltd.	1.625%	1/8/27	26,265	23,365
[2,4]	NBN Co. Ltd.	2.625%	5/5/31	37,954	31,414
[2,4]	NBN Co. Ltd.	2.500%	1/8/32	77,087	62,103
[4]	OMERS Finance Trust	4.000%	4/20/28	18,090	17,453
[2,4]	Qatar Energy	2.250%	7/12/31	31,765	26,133
[2,4]	Qatar Energy	3.125%	7/12/41	23,200	17,078
[2]	Republic of Chile	2.550%	7/27/33	36,780	29,593
[2]	Republic of Chile	3.500%	1/31/34	20,300	17,611
	Republic of Chile	3.500%	4/15/53	20,175	14,547
[2,4]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	26,269
[2,4]	State of Qatar	3.375%	3/14/24	3,360	3,318
[2,4]	State of Qatar	4.400%	4/16/50	14,035	12,360
[2,4]	Temasek Financial I Ltd.	3.625%	8/1/28	36,800	35,249
[2,4]	Temasek Financial I Ltd.	2.375%	8/2/41	46,170	33,797
[2,4]	UAE International Government Bond	4.951%	7/7/52	13,725	12,994
[2]	United Mexican States	6.338%	5/4/53	27,000	27,029
Total Sovereign Bonds (Cost $744,783)					655,387
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	3,810
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,254
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	32,322
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,263
	California GO	7.350%	11/1/39	56,970	67,784
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	4,380	3,970
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	8,094
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	10,249
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	32,955	36,848
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	56,275	63,694
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,429
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	5,775
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	13,488
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,281
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	18,580	16,638
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	26,097
[6]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	11,545	9,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	69,008	77,008
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	1,959
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,426
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	9,020	8,280
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,610
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	20,418
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	8,495	6,672
	Houston TX GO	6.290%	3/1/32	13,735	14,329
	Illinois GO	5.100%	6/1/33	166,495	161,550
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	31,130
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	12,180	11,911
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,301
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,457
[7]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,505
[6]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	50,948
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	21,026
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	19,923
	Massachusetts GO	2.514%	7/1/41	8,175	5,932
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	23,070
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	23,314
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	13,293
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	15,567
	Massachusetts SO Revenue	4.110%	7/15/31	14,872	14,469
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	24,550	18,612
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	9,566
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	37,118
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	1,805	1,817
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	29,525
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	21,834
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	13,171
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	17,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority General Revenue	2.900%	1/1/35	16,730	13,988
	New York State Thruway Authority General Revenue	3.500%	1/1/42	9,430	7,664
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	14,315	10,479
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	13,263
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	27,880
[6]	Oregon School Boards Association GO	5.528%	6/30/28	42,908	43,069
[7]	Oregon State University General Revenue	3.424%	3/1/60	28,000	19,811
[8]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	69,964
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,608
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	34,900	34,479
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	39,171
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	20,874
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,383
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,499
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,150
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	27,238
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	13,630	13,601
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	20,070	19,998
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	5,388
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	11,896
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,250
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	10,889
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	17,433
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	10,513
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	41,981
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	17,863
	University of California Revenue	1.316%	5/15/27	13,075	11,590
	University of California Revenue	1.614%	5/15/30	16,140	13,309
	University of California Revenue	4.765%	5/15/44	5,980	5,622
	University of California Revenue	3.931%	5/15/45	22,370	20,143
	University of Michigan Revenue	2.562%	4/1/50	32,056	20,623
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,736
	University of Minnesota Revenue	4.048%	4/1/52	27,160	23,526
	Utility Debt Securitization Authority NY Restructuring Bonds Revenue	3.435%	12/15/25	1,714	1,705
Total Taxable Municipal Bonds (Cost $1,812,882)					1,637,618

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.0%)
[9]	Vanguard Market Liquidity Fund	5.384%		1,422	142
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.7%)
	Bank of America Securities, LLC (Dated 8/31/23, Repurchase Value $21,103,000, collateralized by U.S. Treasury Note/Bond 0.750%, 3/31/26, with a value of $21,522,000)	5.300%	9/1/23	21,100	21,100
	Citigroup Global Markets Inc. (Dated 8/31/23, Repurchase Value $70,110,000, collateralized by U.S. Treasury Note/Bond 3.625%–4.375%, 10/31/24–3/31/28, with a value of $71,502,000)	5.270%	9/1/23	70,100	70,100
	Credit Agricole Securities (USA) Inc. (Dated 8/31/23, Repurchase Value $10,302,000, collateralized by U.S. Treasury Note/Bond 4.375%, 8/15/26, with a value of $10,506,000)	5.280%	9/1/23	10,300	10,300
	Deutsche Bank Securities, Inc. (Dated 8/31/23, Repurchase Value $110,716,000, collateralized by Fannie Mae 1.500%–6.000%, 8/1/45–8/1/53, with a value of $112,914,000)	5.300%	9/1/23	110,700	110,700
	HSBC Bank USA (Dated 8/31/23, Repurchase Value $48,507,000, collateralized by Treasury Inflation Indexed Note/Bond 1.500%, 2/15/53, with a value of $49,470,000)	5.280%	9/1/23	48,500	48,500
	HSBC Bank USA (Dated 8/31/23, Repurchase Value $72,811,000, collateralized by Fannie Mae 3.500%–5.500%, 1/1/37–11/1/52, with a value of $74,256,000)	5.300%	9/1/23	72,800	72,800
	JP Morgan Securities LLC (Dated 8/31/23, Repurchase Value $59,009,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.000%, 6/30/24–8/15/44, with a value of $60,180,000)	5.290%	9/1/23	59,000	59,000
	Nomura International plc (Dated 8/31/23, Repurchase Value $52,808,000, collateralized by Federal Home Loan Bank 2.375%–3.250%, 3/8/24, Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 1/15/24–1/15/33, and U.S. Treasury Note/Bond 0.375%–2.875%, 4/15/24–6/15/25, with a value of $53,856,000)	5.280%	9/1/23	52,800	52,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
RBC Capital Markets LLC (Dated 8/31/23, Repurchase Value $76,011,000, collateralized by U.S. Treasury Bill 0.000%, 10/31/23–7/11/24, and U.S. Treasury Note/Bond 5.000%–5.398%, 1/31/24–8/31/25, with a value of $77,520,000)	5.300%	9/1/23	76,000	76,000
Societe Generale (Dated 8/31/23, Repurchase Value $19,003,000, collateralized by U.S. Treasury Bill 0.000%, 10/12/23, with a value of $19,380,000)	5.280%	9/1/23	19,000	19,000
TD Securities (USA) LLC (Dated 8/31/23, Repurchase Value $85,213,000, collateralized by Ginnie Mae 4.000%–4.500%, 6/20/52–9/20/52, with a value of $86,904,000)	5.300%	9/1/23	85,200	85,200
Wells Fargo & Co. (Dated 8/31/23, Repurchase Value $108,316,000, collateralized by Fannie Mae 5.500%, 6/1/53, with a value of $110,466,000)	5.310%	9/1/23	108,300	108,300
				733,800
Total Temporary Cash Investments (Cost $733,939)				733,942
Total Investments (99.5%) (Cost $83,242,406)				104,138,251
Other Assets and Liabilities—Net (0.5%)				474,647
Net Assets (100%)				104,612,898
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $16,878,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the aggregate value was $6,173,163,000, representing 5.9% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	896	182,609	577
5-Year U.S. Treasury Note	December 2023	9,170	980,474	7,383
10-Year U.S. Treasury Note	December 2023	1,354	150,336	(29)
Ultra 10-Year U.S. Treasury Note	December 2023	479	55,616	620
				8,551

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract.

The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The fund had no open credit default swap contracts at August 31, 2023.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	63,349,948	5,315,373	—	68,665,321
U.S. Government and Agency Obligations	—	8,967,054	—	8,967,054
Asset-Backed/Commercial Mortgage-Backed Securities	—	822,429	—	822,429
Corporate Bonds	—	22,656,500	—	22,656,500
Sovereign Bonds	—	655,387	—	655,387
Taxable Municipal Bonds	—	1,637,618	—	1,637,618
Temporary Cash Investments	142	733,800	—	733,942
Total	63,350,090	40,788,161	—	104,138,251

Derivative Financial Instruments
Assets
Futures Contracts[1]	8,580	—	—	8,580
Liabilities
Futures Contracts[1]	29	—	—	29
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.